January 18, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Omrix Biopharmaceuticals, Inc.
Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Omrix Biopharmaceuticlas, Inc., a Delaware corporation (the “Company”) and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed public offering of up to $80,500,000 aggregate principal amount of the Company’s common stock, par value $0.01.
     Pursuant to Rule 13(c) under Regulation S-T and Rule 3a of the Rules Relating to Informal and Other Procedures, payment of the $8,613.50 filing fee for the Registration Statement was made by the Company by wire transfer on January 17, 2005 to the Securities and Exchange Commission’s account at Mellon Bank in Pittsburgh, Pennsylvania.
     Please call the undersigned at (212) 735-3416 or Phyllis G. Korff at (212) 735-2694 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.
Yours truly,
/s/ Andrea L. Nicolas
Andrea L. Nicolas
     Enclosure